Annual Total Returns	0 Months Ended
Feb. 01, 2012
(WFA Asset Allocation Funds - Institutional) | (Diversified Capital Builder Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(10.35%)
Annual Return 2003	17.75%
Annual Return 2004	6.40%
Annual Return 2005	5.15%
Annual Return 2006	9.74%
Annual Return 2007	6.67%
Annual Return 2008	(45.02%)
Annual Return 2009	41.53%
Annual Return 2010	21.81%
Annual Return 2011	(5.01%)
(WFA Asset Allocation Funds - Institutional) | (Diversified Income Builder Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	15.35%
Annual Return 2003	16.70%
Annual Return 2004	8.56%
Annual Return 2005	(1.18%)
Annual Return 2006	5.72%
Annual Return 2007	2.18%
Annual Return 2008	(29.11%)
Annual Return 2009	35.00%
Annual Return 2010	16.03%
Annual Return 2011	1.61%
(WFA Asset Allocation Funds - Administrator) | (Diversified Capital Builder Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	(10.51%)
Annual Return 2003	17.55%
Annual Return 2004	6.22%
Annual Return 2005	4.97%
Annual Return 2006	9.55%
Annual Return 2007	6.49%
Annual Return 2008	(45.12%)
Annual Return 2009	41.29%
Annual Return 2010	21.66%
Annual Return 2011	(5.25%)
(WFA Asset Allocation Funds - Administrator) | (Diversified Income Builder Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	15.14%
Annual Return 2003	16.48%
Annual Return 2004	8.35%
Annual Return 2005	(1.37%)
Annual Return 2006	5.52%
Annual Return 2007	1.99%
Annual Return 2008	(29.24%)
Annual Return 2009	34.74%
Annual Return 2010	15.89%
Annual Return 2011	1.62%
(WFA Asset Allocation Funds - Administrator) | (Index Asset Allocation Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	(12.81%)
Annual Return 2003	22.50%
Annual Return 2004	9.52%
Annual Return 2005	5.07%
Annual Return 2006	12.32%
Annual Return 2007	7.57%
Annual Return 2008	(28.94%)
Annual Return 2009	15.56%
Annual Return 2010	13.42%
Annual Return 2011	6.75%
(WFA Asset Allocation Funds - Retail) | (Diversified Capital Builder Fund) | Class A
Bar Chart Table:
Annual Return 2002	(10.54%)
Annual Return 2003	17.34%
Annual Return 2004	6.06%
Annual Return 2005	4.85%
Annual Return 2006	9.38%
Annual Return 2007	6.45%
Annual Return 2008	(45.19%)
Annual Return 2009	41.23%
Annual Return 2010	21.40%
Annual Return 2011	(5.29%)
(WFA Asset Allocation Funds - Retail) | (Diversified Income Builder Fund) | Class A
Bar Chart Table:
Annual Return 2002	14.94%
Annual Return 2003	16.40%
Annual Return 2004	8.19%
Annual Return 2005	(1.38%)
Annual Return 2006	5.42%
Annual Return 2007	1.96%
Annual Return 2008	(28.74%)
Annual Return 2009	33.96%
Annual Return 2010	15.67%
Annual Return 2011	1.30%
(WFA Asset Allocation Funds - Retail) | (Index Asset Allocation Fund) | Class A
Bar Chart Table:
Annual Return 2002	(12.92%)
Annual Return 2003	22.15%
Annual Return 2004	9.25%
Annual Return 2005	4.80%
Annual Return 2006	12.03%
Annual Return 2007	7.31%
Annual Return 2008	(29.12%)
Annual Return 2009	15.21%
Annual Return 2010	13.19%
Annual Return 2011	6.42%